Selling Expenses	12 Months Ended
Mar. 31, 2024
Selling Expenses [Abstract]
SELLING EXPENSES

12. SELLING EXPENSES

	For the years ended March 31,
	2022	2023	2024
	USD	USD	USD
Commission expenses	107,387	214,057	160,690
Payroll expenses	1,346,436	1,427,750	1,334,551
Marketing and Promotion expenses	-	34,497	269,711
Transportation expenses	286,455	374,557	208,297
Others	-	119,709	95,253
	1,740,278	2,170,570	2,068,502